Fair value measurements and financial risk management - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Assets	$ 2,386,591	$ 736,926
Liabilities	1,010,377	333,480
Non recurring fair value
Disclosure of fair value measurement of assets [line items]
Assets	46,210	19,197
Liabilities	4,592	35,310
Non recurring fair value | Non-controlling interest redemption and contingent consideration liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	4,592	35,310
Non recurring fair value | Biological assets
Disclosure of fair value measurement of assets [line items]
Assets	46,210	19,197
Non recurring fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	46,210	19,197
Liabilities	4,592	35,310
Non recurring fair value | Level 3 | Non-controlling interest redemption and contingent consideration liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities	4,592	35,310
Non recurring fair value | Level 3 | Biological assets
Disclosure of fair value measurement of assets [line items]
Assets	$ 46,210	$ 19,197